Real estate properties development completed and under development (Tables)	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Components of Real Estate Properties Under Development

The following summarizes the components of real estate properties under development at December 31, 2016 and June 30, 2017:

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Development completed:
Zhengzhou Century East A	2,277,168	2,361,326
Suzhou International City Garden	89,490	1,119,152
Suzhou Xin City	16,624,117	2,393,842
Kunshan International City Garden	867,612	500,541
Jinan Xinyuan Splendid	2,309,387	2,184,911
Zhengzhou Xin City	15,762,256	13,306,319
Beijing Xindo Park	52,671,437	53,344,269
Suzhou Lake Royal Palace	76,426,976	43,705,398
Xingyang Splendid Phase I	11,344,548	11,431,860
Zhengzhou Xindo Park (residential)	9,985,798	13,806,463
Shanghai Yipin Royal Palace	91,307,299	87,599,106
New York Oosten	197,513,164	149,484,538

Real estate properties development completed	477,179,252	381,237,725

Underdevelopment:
Current:
Xuzhou Colorful City	39,910,908	33,046,389
Kunshan Royal Palace	106,317,899	38,619,020
Xingyang Splendid Phase II	65,914,086	43,725,121
Xingyang Splendid Phase III	25,059,220	31,967,125
Xingyang Splendid Phase IV	7,355,332	7,887,063
Zhengzhou Xindo Park (commercial)	97,287,900	79,496,983
Jinan Royal Palace	267,899,017	199,769,258
Sanya Yazhou Bay No. 1	142,950,465	144,727,730
Changsha Xinyuan Splendid	213,231,900	148,336,752
Chengdu Thriving Family	265,695,975	221,551,800
Jinan Xin Central	120,430,389	91,938,057
Zhengzhou Fancy City	67,957,047	10,331,557
Tianjin Spring Royal Palace	90,412,297	43,431,954
Henan Xin Central I	112,073,981	19,502,055
Henan Xin Central II	51,633,387	55,501,531
Zhengzhou Fancy City II (South)	52,819,852	6,107,657
Zhengzhou Fancy City II (North)	36,768,148	39,037,795
Xi’an Metropolitan	228,453,322	179,817,353
Kunshan Xindo Park	94,591,527	49,679,451
Zhengzhou International New City I	140,971,898	117,407,233
Zhengzhou International New City II	58,441,356	80,977,870
Beijing Liyuan Project	149,726,569	163,024,914
Changsha Mulian Royal Palace	53,014,425	78,740,605
Changsha Renmin East Road project	—	48,005,908
Zhengzhou International New City III	—	112,787,054
Zhuhai Prince Project	—	88,917,347
Xi’an Aerospace City Project	—	125,116,008
Kunshan Zhongyu Project	—	112,212,422
Zhengzhou International New City IV	—	26,618,466
Zhengzhou Hangmei Project	—	7,988,683
XIN Eco Marine Group Properties Sdn Bhd	9,961,455	10,511,324
Hudson Garden Project	64,926,299	72,088,154
Flushing Project	68,572,237	73,422,742

	2,632,376,891	2,562,293,381
Profit recognized	332,294,461	178,898,299
Progress billings	(1,245,536,188)	(605,965,312)

Total real estate properties under development	1,719,135,164	2,135,226,368

Total real estate properties development completed and under development	2,196,314,416	2,516,464,093